PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2022	2023
	RMB	RMB
Prepaid expenses (1)	988,467	1,344,525
Tax recoverable	620,901	907,629
Deposits	59,653	33,941
Loans to third parties (2)	376,851	5,787
Staff advances	2,992	2,518
Interest receivables	544	532
Others	98,092	80,409
	2,147,500	2,375,341
(1)	Prepaid expenses mainly represented the unamortized portion of prepayments made to Microsoft for the cloud services, the prepayments to telecommunication operators for bandwidth, data centers or cabinets and the prepayments for office expense.
(2)	In December 2022, loan amounting to RMB279,500 was provided to the third party selling shareholders of KS Kunhui (Note 4) to settle the liabilities to KS Kunhui. The loan bears an interest rate of 7.5% per annum and has a maturity term ranging from four to six months. The loan was secured by the third parties’ equity shares in their subsidiaries and certain property and equipment of their subsidiaries. During 2023, RMB85,000 was repaid to the Company, RMB194,500 of the above outstanding loan as well as RMB93,400 of another loan provided to a third party in September 2021 with an original maturity period of 18 months were overdue and full amount of allowance for credit losses was recognized as of December 31, 2023. The credit losses were recorded in allowance for doubtful debt in the consolidated statement of operations.

Schedule of allowance for doubtful debt

	For the years ended December 31,
	2022	2023
	RMB	RMB
Balance at beginning of the year	130,908	131,624
Addition	15,460	313,993
Write-off	(15,000)	—
Foreign exchange difference	256	52
Balance at the end of the year	131,624	445,669